Supplementary Information To The Statements Of Loss (Tables)	3 Months Ended
Jun. 30, 2024
Supplementary Information To The Statements Of Loss
Schedule of Salaries and benefits
	Three months ended June 30,
	2024(1)	2023(1)
Salaries, fees and benefits	($)	($)
Exploration and evaluation expenses	2,456,000	944,000
Administration expenses(2)	81,000	56,000
	2,537,000	1,000,000

Schedule of office and administration expenses
	Three months ended June 30,
	2024(1)	2023(1)
	($)	($)
Salaries and Benefits	81,000	59,000
Data processing and retention	4,000	3,000
Insurance	7,000	7,000
Other office expenses	8,000	5,000
	100,000	74,000